Income Taxes - Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefit	$ 0	$ 0	$ 0
Additions for tax positions of prior years	1,574	0	0
Additions for tax positions of current year	4,564	0	0
Ending unrecognized tax benefit	$ 6,138	$ 0	$ 0